Net Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Domestic Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 84,736	¥ 99,344
Prior service credit	(25,840)	(29,571)
Net amount recognized	58,896	69,773
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	42,965	37,501
Prior service credit	(795)	(807)
Net amount recognized	¥ 42,170	¥ 36,694